Share Capital And Equity Compensation - Summary of Fair Value of Performance Awards Granted by Using Monte Carlo Simulation Model (Details) shares in Thousands		3 Months Ended	12 Months Ended
	Feb. 08, 2023 shares $ / shares	Mar. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Risk-free interest rate	4.15%
Dividend rate	0.00%
Annualized volatility	88.50%
Peer group average volatility	57.57%
Estimated forfeiture rate	10.00%
Fair value per PSU granted | $ / shares	$ 38.84
Performance Share Units
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of PSUs granted | shares	204	204	73